SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total Costs	$ 172,486	$ 162,524
Accumulated depreciation	(72,231)	(45,071)
Carrying amount	100,255	117,453
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total Costs	135,124	128,704
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total Costs	$ 37,362	$ 33,820